Net Realised Gains on Financial Assets	12 Months Ended
Dec. 31, 2021
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Net Realised Gains on Financial Assets
23	NET REALISED GAINS ON FINANCIAL ASSETS

	For the year ended 31 December
	2021	2020	2019
	RMB million	RMB million	RMB million
Debt securities
Realised gains (i)	198	1,287	3,714
Impairment (ii)	(1,359)	288	(3,749)

Subtotal	(1,161)	1,575	(35)

Equity securities
Realised gains (i)	42,867	24,925	4,504
Impairment (ii)	(21,362)	(11,917)	(2,638)

Subtotal	21,505	13,008	1,866

Total	20,344	14,583	1,831

(i)	Realised gains were generated mainly from available-for-sale securities.

(ii)
During the year ended 31 December 2021, the Group recognised an impairment charge of RMB 8 million on available-for-sale
funds (2020: RMB111
million, 2019: RMB888 million); an impairment charge of RMB
21,354
million on available-for-sale stock securities (2020: RMB
11,732
million, 2019: RMB1,750 million);
 no
impairment charge on available-for-sale other equity securities (2020: RMB
74
million, 2019: nil); an impairment reversal of RMB
 17
million on available-for-sale debt securities (2020: an
impairment reversal of RMB
16
million, 2019: an impairment charge of RMB
1,027
million); an impairment charge of RMB
1,376

million on loans (2020: an impairment reversal of RMB
275
million, 2019: an impairment charge of RMB2,718 million) and no impairment charge of held-to-maturity securities (2020: RMB
3
million, 2019: RMB4 million), for which the Group determined that objective evidence of impairment existed.